UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                       August 2, 2006 to September 1, 2006


Commission File Number of issuing entity:   333-127352-35


                   Newcastle Mortgage Securities Trust 2006-1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127352


                        Financial Asset Securities Corp.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                           Newcastle Investment Corp.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 ---------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                             43-2104446, 43-2104448
                                 ---------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
   A1             [   ]           [   ]           [ x ]
   A2             [   ]           [   ]           [ x ]
   A3             [   ]           [   ]           [ x ]
   A4             [   ]           [   ]           [ x ]
   M1             [   ]           [   ]           [ x ]
   M2             [   ]           [   ]           [ x ]
   M3             [   ]           [   ]           [ x ]
   M4             [   ]           [   ]           [ x ]
   M5             [   ]           [   ]           [ x ]
   M6             [   ]           [   ]           [ x ]
   M7             [   ]           [   ]           [ x ]
   M8             [   ]           [   ]           [ x ]
   M9             [   ]           [   ]           [ x ]
   M10            [   ]           [   ]           [ x ]
   M11            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On September 25, 2006 a distribution was made to holders of Newcastle Mortgage Securities Trust 2006-1, Asset-Backed Notes, Series 2006-1.

         The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on September 25, 2006 is filed as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                Newcastle Mortgage Securities Trust 2006-1
                                (Issuing Entity)

                          By:   Nationstar Mortgage LLC
                                (Servicer)

                                /s/ Jerry Berrens
                                ------------------------
                                Jerry Berrens

                          Date: September 28, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of Newcastle Mortgage Securities Trust 2006-1, Asset-Backed Notes, Series 2006-1, relating to the September 25, 2006 distribution.


                                     EX-99.1

               Newcastle Mortgage Securities Trust, Series 2006-1
                               September 25, 2006

                                Table of Contents
                                                                        Page
Distribution Report  ...................................................  2
Factor Report  .........................................................  2
Delinquency Group Total Report  ........................................  6
Foreclosure Group Report  ..............................................  6
Bankruptcy Group Report  ...............................................  6
REO Property Scheduled Balance  ........................................  6




 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Nayades Ortega
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                            New York, New York 10004
                               Tel: (212) 623-0613
                      Email: nayades.x.ortega@jpmorgan.com

                                       Newcastle Mortgage Securities Trust, Series 2006-1
                                                       September 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
              ORIGINAL          BEGINNING                                                                                ENDING
              FACE              PRINCIPAL                                                       REALIZED   DEFERRED      PRINCIPAL
CLASS         VALUE             BALANCE          PRINCIPAL         INTEREST         TOTAL       LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1        687,997,000.00     529,794,133.26    39,028,258.05     2,460,978.81   41,489,236.86    0.00       0.00     490,765,875.21
A2        113,911,000.00     113,911,000.00             0.00       534,039.39      534,039.39    0.00       0.00     113,911,000.00
A3        261,774,000.00     261,774,000.00             0.00     1,240,778.07    1,240,778.07    0.00       0.00     261,774,000.00
A4        116,279,000.00     116,279,000.00             0.00       561,161.74      561,161.74    0.00       0.00     116,279,000.00
M1         51,074,000.00      51,074,000.00             0.00       249,561.44      249,561.44    0.00       0.00      51,074,000.00
M2         47,319,000.00      47,319,000.00             0.00       232,028.43      232,028.43    0.00       0.00      47,319,000.00
M3         29,293,000.00      29,293,000.00             0.00       144,142.54      144,142.54    0.00       0.00      29,293,000.00
M4         24,035,000.00      24,035,000.00             0.00       119,511.22      119,511.22    0.00       0.00      24,035,000.00
M5         23,284,000.00      23,284,000.00             0.00       116,378.46      116,378.46    0.00       0.00      23,284,000.00
M6         21,782,000.00      21,782,000.00             0.00       110,559.25      110,559.25    0.00       0.00      21,782,000.00
M7         21,031,000.00      21,031,000.00             0.00       117,251.20      117,251.20    0.00       0.00      21,031,000.00
M8         18,026,000.00      18,026,000.00             0.00       102,826.20      102,826.20    0.00       0.00      18,026,000.00
M9         15,022,000.00      15,022,000.00             0.00        97,332.45       97,332.45    0.00       0.00      15,022,000.00
M10        15,022,000.00      15,022,000.00             0.00       101,213.14      101,213.14    0.00       0.00      15,022,000.00
M11         7,511,000.00       7,511,000.00             0.00        50,606.57       50,606.57    0.00       0.00       7,511,000.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS  1,453,360,000.00   1,295,157,133.26    39,028,258.05     6,238,368.91   45,266,626.96    0.00       0.00   1,256,128,875.21
-----------------------------------------------------------------------------------------------------------------------------------
C                   0.00               0.00             0.00       515,730.88      515,730.88    0.00       0.00               0.00
XS                  0.00               0.00             0.00     2,166,962.31    2,166,962.31    0.00       0.00               0.00
R                   0.00               0.00             0.00             0.00            0.00    0.00       0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                               BEGINNING                                                             ENDING             PASS-THRU
CLASS           CUSIP          PRINCIPAL           PRINCIPAL        INTEREST        TOTAL            PRINCIPAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1           65106AAJ2        770.05297009      56.72736662     3.57701968      60.30438630       713.32560347          5.394380%
A2           65106AAK9      1,000.00000000       0.00000000     4.68821615       4.68821615     1,000.00000000          5.444380%
A3           65106AAL7      1,000.00000000       0.00000000     4.73988276       4.73988276     1,000.00000000          5.504380%
A4           65106AAM5      1,000.00000000       0.00000000     4.82599386       4.82599386     1,000.00000000          5.604380%
M1           65106AAN3      1,000.00000000       0.00000000     4.88627168       4.88627168     1,000.00000000          5.674380%
M2           65106AAP8      1,000.00000000       0.00000000     4.90349395       4.90349395     1,000.00000000          5.694380%
M3           65106AAQ6      1,000.00000000       0.00000000     4.92071621       4.92071621     1,000.00000000          5.714380%
M4           65106AAR4      1,000.00000000       0.00000000     4.97238278       4.97238278     1,000.00000000          5.774380%
M5           65106AAS2      1,000.00000000       0.00000000     4.99821594       4.99821594     1,000.00000000          5.804380%
M6           65106AAT0      1,000.00000000       0.00000000     5.07571619       5.07571619     1,000.00000000          5.894380%
M7           65106AAU7      1,000.00000000       0.00000000     5.57516048       5.57516048     1,000.00000000          6.474380%
M8           65106AAV5      1,000.00000000       0.00000000     5.70432708       5.70432708     1,000.00000000          6.624380%
M9           65106AAW3      1,000.00000000       0.00000000     6.47932699       6.47932699     1,000.00000000          7.524380%
M10          65106AAX1      1,000.00000000       0.00000000     6.73766076       6.73766076     1,000.00000000          7.824380%
M11          65106AAY9      1,000.00000000       0.00000000     6.73766076       6.73766076     1,000.00000000          7.824380%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                        891.14681377      26.85381327     4.29237691      31.14619018       864.29300050
-----------------------------------------------------------------------------------------------------------------------------------

                                       Newcastle Mortgage Securities Trust, Series 2006-1
                                                       September 25, 2006

Sec. 7.05(a)(ix)        Funds Allocable to Certificate Principal

                                Scheduled Principal                                                                    911,300.04
                                Curtailments                                                                            51,890.02
                                Prepayments                                                                         38,065,067.99
                                Repurchases                                                                                  0.00
                                Liquidation Proceeds                                                                         0.00

Sec. 7.05 (a)(xii)      Interest Distribution Amounts

                                Interest Distribution - A-1                                                          2,460,978.81
                                Unpaid Interest - A-1                                                                        0.00
                                Remaining Unpaid Interest - A-1                                                              0.00

                                Interest Distribution - A-2                                                            534,039.39
                                Unpaid Interest - A-2                                                                        0.00
                                Remaining Unpaid Interest - A-2                                                              0.00

                                Interest Distribution - A-3                                                          1,240,778.07
                                Unpaid Interest - A-3                                                                        0.00
                                Remaining Unpaid Interest - A-3                                                              0.00

                                Interest Distribution - A-4                                                            561,161.74
                                Unpaid Interest - A-4                                                                        0.00
                                Remaining Unpaid Interest - A-4                                                              0.00

                                Interest Distribution - M-1                                                            249,561.44
                                Unpaid Interest - M-1                                                                        0.00
                                Remaining Unpaid Interest - M-1                                                              0.00

                                Interest Distribution - M-2                                                            232,028.43
                                Unpaid Interest - M-2                                                                        0.00
                                Remaining Unpaid Interest - M-2                                                              0.00

                                Interest Distribution - M-3                                                            144,142.54
                                Unpaid Interest - M-3                                                                        0.00
                                Remaining Unpaid Interest - M-3                                                              0.00

                                Interest Distribution - M-4                                                            119,511.22
                                Unpaid Interest - M-4                                                                        0.00
                                Remaining Unpaid Interest - M-4                                                              0.00

                                Interest Distribution - M-5                                                            116,378.46
                                Unpaid Interest - M-5                                                                        0.00
                                Remaining Unpaid Interest - M-5                                                              0.00

                                Interest Distribution - M-6                                                            110,559.25
                                Unpaid Interest - M-6                                                                        0.00
                                Remaining Unpaid Interest - M-6                                                              0.00

                                Interest Distribution - M-7                                                            117,251.20
                                Unpaid Interest - M-7                                                                        0.00
                                Remaining Unpaid Interest - M-7                                                              0.00

                                Interest Distribution - M-8                                                            102,826.20
                                Unpaid Interest - M-8                                                                        0.00
                                Remaining Unpaid Interest - M-8                                                              0.00

                                Interest Distribution - M-9                                                             97,332.45
                                Unpaid Interest - M-9                                                                        0.00
                                Remaining Unpaid Interest - M-9                                                              0.00

                                Interest Distribution - M-10                                                           101,213.14
                                Unpaid Interest - M-10                                                                       0.00
                                Remaining Unpaid Interest - M-10                                                             0.00

                                Interest Distribution - M-11                                                            50,606.57
                                Unpaid Interest - M-11                                                                       0.00
                                Remaining Unpaid Interest - M-11                                                             0.00


Sec. 7.05(a)(vii)       Pool Principal Balances

                                Beginning Pool Balance                                                           1,343,978,089.98
                                Ending Pool Balance                                                              1,304,949,831.93
                                Beginning Loan Count                                                                    10,111.00
                                Ending Loan Count                                                                        9,832.00
                                Weighted Average Mortgage Rate                                                              7.51%
                                Weighted Average Remaining Term                                                               339

Sec. 7.05(a)(iii)       Fees

                                Trustee Fee                                                                              5,599.91
                                Servicing Fee                                                                          559,990.87

Sec. 7.05(a)(iv)        Delinquency Advances

                                Group I Delinquency Advances Included in Current Distribution                                0.00
                                Group I Recouped Advances Included in Current Distribution                                   0.00
                                Group I Recouped Advances From Liquidations                                                  0.00
                                Group I Aggregate Amount of Advances Outstanding                                             0.00

Section 7.05(a)(vii)    Delinquencies
                                Delinquency Group Total Report
                                Group Totals
                                Period          Number     Principal Balance    Percentage
                                30-59 days       291        30,186,148.85          2.31%
                                60-89 days        62         7,372,305.05          0.56%
                                90+days           84        10,020,092.58          0.77%
                                Total            437        47,578,546.48          3.65%


Sec. 7.05(a)(vii)       Loans in Foreclosure
                                Foreclosure Group Report
                                Group Number    Number of Loans    Principal Balance      Percentage
                                      1               72              8,576,399.89           0.66%


Sec. 7.05(a)(vii)       Bankruptcies
                                Bankruptcy Group Report
                                Group Number    Number of Loans    Principal Balance      Percentage
                                      1                9              745,452.75             0.06%
                                Total                  9              745,452.75             0.06%


Sec. 7.05(a)(vii),(xiii)REO Properties
                                REO Property Scheduled Balance
                                Group Number     Loan Number     REO Date       Schedule Principal Balance
                                                                                          0.00
                                Total                                                     0.00

Sec. 7.05 (a)(x)        Realized Losses/Recoveries
                                Current Period Realized Losses                                                               0.00
                                Cumulative Realized Losses                                                                   0.00
                                Current Period Recoveries                                                                    0.00
                                Cumulative Recoveries                                                                        0.00

Sec. 7.05(a)(xiii)      Net Prepayment Interest Shortfalls                                                                   0.00

Sec. 7.05(a)(xiv)       Relief Act Reductions                                                                                0.00

Sec. 7.05 (a)(xv)       Overcollateralization Amounts
                                Overcollateralization Amount                                                        48,820,956.72
                                Overcollateralization Target Amount                                                 48,820,873.21
                                Overcollateralization Release Amount                                                         0.00
                                Overcollateralization Deficiency Amount                                                      0.00

                                Net Monthly Excess Cashflow                                                          1,619,646.18
                                Senior Credit Enhancement Percentage                                                       24.69%

Sec. 7.05 (a)(xvi)      Succeeding Pass-Through Rates
                                Next Pass-Through Rate - A-1                                                              5.4000%
                                Next Pass-Through Rate - A-2                                                              5.4500%
                                Next Pass-Through Rate - A-3                                                              5.5100%
                                Next Pass-Through Rate - A-4                                                              5.6100%
                                Next Pass-Through Rate - M-1                                                              5.6800%
                                Next Pass-Through Rate - M-2                                                              5.7000%
                                Next Pass-Through Rate - M-3                                                              5.7200%
                                Next Pass-Through Rate - M-4                                                              5.7800%
                                Next Pass-Through Rate - M-5                                                              5.8100%
                                Next Pass-Through Rate - M-6                                                              5.9000%
                                Next Pass-Through Rate - M-7                                                              6.4800%
                                Next Pass-Through Rate - M-8                                                              6.6300%
                                Next Pass-Through Rate - M-9                                                              7.5300%
                                Next Pass-Through Rate - M-10                                                             7.8300%
                                Next Pass-Through Rate - M-11                                                             7.8300%

Sec. 7.05(a)(xvii)      Basis Risk Shortfall
                                Class A-1 Basis Risk Shortfall Amount Due                                                    0.00
                                Class A-1 Basis Risk Shortfall Amount Paid                                                   0.00
                                Class A-1 Basis Risk Shortfall Remaining Amount Due                                          0.00
                                Class A-2 Basis Risk Shortfall Amount Due                                                    0.00
                                Class A-2 Basis Risk Shortfall Amount Paid                                                   0.00
                                Class A-2 Basis Risk Shortfall Remaining Amount Due                                          0.00
                                Class A-3 Basis Risk Shortfall Amount Due                                                    0.00
                                Class A-3 Basis Risk Shortfall Amount Paid                                                   0.00
                                Class A-3 Basis Risk Shortfall Remaining Amount Due                                          0.00
                                Class A-4 Basis Risk Shortfall Amount Due                                                    0.00
                                Class A-4 Basis Risk Shortfall Amount Paid                                                   0.00
                                Class A-4 Basis Risk Shortfall Remaining Amount Due                                          0.00
                                Class M-1 Basis Risk Shortfall Amount Due                                                    0.00
                                Class M-1 Basis Risk Shortfall Amount Paid                                                   0.00
                                Class M-1 Basis Risk Shortfall Remaining Amount Due                                          0.00
                                Class M-2 Basis Risk Shortfall Amount Due                                                    0.00
                                Class M-2 Basis Risk Shortfall Amount Paid                                                   0.00
                                Class M-2 Basis Risk Shortfall Remaining Amount Due                                          0.00
                                Class M-3 Basis Risk Shortfall Amount Due                                                    0.00
                                Class M-3 Basis Risk Shortfall Amount Paid                                                   0.00
                                Class M-3 Basis Risk Shortfall Remaining Amount Due                                          0.00
                                Class M-4 Basis Risk Shortfall Amount Due                                                    0.00
                                Class M-4 Basis Risk Shortfall Amount Paid                                                   0.00
                                Class M-4 Basis Risk Shortfall Remaining Amount Due                                          0.00
                                Class M-5 Basis Risk Shortfall Amount Due                                                    0.00
                                Class M-5 Basis Risk Shortfall Amount Paid                                                   0.00
                                Class M-5 Basis Risk Shortfall Remaining Amount Due                                          0.00
                                Class M-6 Basis Risk Shortfall Amount Due                                                    0.00
                                Class M-6 Basis Risk Shortfall Amount Paid                                                   0.00
                                Class M-6 Basis Risk Shortfall Remaining Amount Due                                          0.00
                                Class M-7 Basis Risk Shortfall Amount Due                                                    0.00
                                Class M-7 Basis Risk Shortfall Amount Paid                                                   0.00
                                Class M-7 Basis Risk Shortfall Remaining Amount Due                                          0.00
                                Class M-8 Basis Risk Shortfall Amount Due                                                    0.00
                                Class M-8 Basis Risk Shortfall Amount Paid                                                   0.00
                                Class M-8 Basis Risk Shortfall Remaining Amount Due                                          0.00
                                Class M-9 Basis Risk Shortfall Amount Due                                                9,501.33
                                Class M-9 Basis Risk Shortfall Amount Paid                                               9,501.33
                                Class M-9 Basis Risk Shortfall Remaining Amount Due                                          0.00
                                Class M-10 Basis Risk Shortfall Amount Due                                              13,382.02
                                Class M-10 Basis Risk Shortfall Amount Paid                                             13,382.02
                                Class M-10 Basis Risk Shortfall Remaining Amount Due                                         0.00
                                Class M-11 Basis Risk Shortfall Amount Due                                               6,691.01
                                Class M-11 Basis Risk Shortfall Amount Paid                                              6,691.01
                                Class M-11 Basis Risk Shortfall Remaining Amount Due                                         0.00

Sec. 7.05 (a)(xviii)    Has the Stepdown Date occurred?                                                                        NO
                        Has a Trigger Event Occurred and is continuing?                                                        NO

Sec. 7.05 (a)(xix)      Delinquency Percentage                                                                              0.00%
                        Realized Loss Percentage                                                                            0.00%

Sec. 7.05 (a)(xx)       Amount of Prepayment Charges collected or (paid) by the Servicer                               515,730.88

Sec. 7.05 (a)(xxii)     Net Swap Deposit Amount                                                                              0.00
Sec. 7.05 (a)(xxii)     Net Swap Withdrawal Amount                                                                     547,316.13
                        Amount of Swap Termination Payments                                                                  0.00

Sec. 7.05(a)(xxiii)     Dates

                                Record Date                                                                              09/22/06
                                Interest Accrual Period(beg)                                                             08/25/06
                                Interest Accrual Period(end)                                                             08/22/06
                                Interest Determination Date                                                              09/21/06

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.